Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

Balance Sheets

	December 31, 2022	June 30, 2023
Long term investment
Interchart	$1,349	$1,381
Starocean	202	203
CCL Pool	125	125
Long term investment	$1,676	$1,709

Due from related parties
Oceanbulk Maritime and its affiliates	287	248
Interchart	3	3
Starocean	34	34
Due from related parties	$324	$285

Due to related parties
Management and Directors Fees	114	38
Iblea Ship Management Limited	1,387	1,937
Due to related parties	$1,501	$1,975

Transactions with Related Parties - Income Statements (Table)

Income statements

	Six months ended June 30,
	2022	2023
Voyage expenses:
Voyage expenses-Interchart	$(2,070)	$(2,070)
General and administrative expenses:
Consultancy fees	$(270)	$(281)
Directors compensation	(90)	(93)
Office rent - Combine Marine Ltd. & Alma Properties	(19)	(19)
General and administrative expenses - Oceanbulk Maritime and its affiliates	(100)	(104)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates	$(1,264)	$-
Management fees- Iblea Ship Management Limited	(1,426)	(1,514)
Equity in income/(loss of investee)
Interchart	$(22)	$32
Starocean	12	1